Discontinued UK and Europe operations held for distribution - Policyholder liabilities and unallocated surplus of with-profit funds (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	£ 285,168
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944
UK & Europe Operations (M&G Prudential)
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	164,889	£ 181,066
Policyholder liabilities on the consolidated statement of financial position	151,555	167,589
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,334	13,477
Reclassification of reinsured UK annuity contracts as held for sale		(12,002)
Premiums	6,266	6,964
Surrenders	(4,035)	(3,446)
Maturities/deaths	(3,150)	(3,499)
Net flows	(919)	19
Shareholders' transfers post-tax	(130)	(127)
Investment-related items and other movements	10,832	(801)
Foreign exchange translation differences	48	17
Ending Balance	174,720	168,172
Policyholder liabilities on the consolidated statement of financial position	159,604	154,655
Unallocated surplus of with-profits funds on the consolidated statement of financial position	15,116	13,517
Average policyholder liability balances	155,580	161,122
UK & Europe Operations (M&G Prudential) | UK and Europe with-profits | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	124,129	124,699
Policyholder liabilities on the consolidated statement of financial position	110,795	111,222
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,334	13,477
Premiums	5,668	6,283
Surrenders	(2,462)	(2,246)
Maturities/deaths	(2,309)	(2,205)
Net flows	897	1,832
Shareholders' transfers post-tax	(130)	(127)
Switches	(57)	(89)
Investment-related items and other movements	8,431	(476)
Foreign exchange translation differences	(6)	17
Ending Balance	133,264	125,856
Policyholder liabilities on the consolidated statement of financial position	118,148	112,339
Unallocated surplus of with-profits funds on the consolidated statement of financial position	15,116	13,517
Average policyholder liability balances	114,472	111,781
UK & Europe Operations (M&G Prudential) | UK and Europe other funds and subsidiaries | Unit-linked
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	20,717	23,145
Policyholder liabilities on the consolidated statement of financial position	20,717	23,145
Premiums	447	516
Surrenders	(1,548)	(1,163)
Maturities/deaths	(224)	(313)
Net flows	(1,325)	(960)
Switches	57	89
Investment-related items and other movements	1,669	(76)
Foreign exchange translation differences	54
Ending Balance	21,172	22,198
Policyholder liabilities on the consolidated statement of financial position	21,172	22,198
Average policyholder liability balances	20,945	22,671
UK & Europe Operations (M&G Prudential) | UK and Europe other funds and subsidiaries | Annuity and other
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	20,043	33,222
Policyholder liabilities on the consolidated statement of financial position	20,043	33,222
Reclassification of reinsured UK annuity contracts as held for sale		(12,002)
Premiums	151	165
Surrenders	(25)	(37)
Maturities/deaths	(617)	(981)
Net flows	(491)	(853)
Investment-related items and other movements	732	(249)
Ending Balance	20,284	20,118
Policyholder liabilities on the consolidated statement of financial position	20,284	20,118
Average policyholder liability balances	£ 20,163	£ 26,670